Securities (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost		$ 9,966,284
Fair Value		9,947,138	$ 8,163,428
Up to 12 months		3,144,574
Over 12 months		6,767,037
Cost		82,894
Fair Value		91,853	815,962
Over 12 months		64,886
Fair value no maturity		35,527
Up to 12 months		3,980
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency1		45,527,868	34,643,103
Financial Instruments Fair Value US1		8,622,049	6,213,118
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency1		1,323,707	1,949,806
Financial Instruments Fair Value US1		1,323,707	1,949,806
Others [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency1		26,949	10,347
Financial Instruments Fair Value US1		$ 1,382	504
Government Bonds Brazil One [Member]
IfrsStatementLineItems [Line Items]
Description of Maturity	[1]	03/23 - 09/28
Cost	[1]	$ 8,214,332
Fair Value	[1]	8,222,115	6,074,435
Up to 12 months	[1]	2,593,462
Over 12 months	[1]	$ 5,628,653
Government Bonds United States [Member]
IfrsStatementLineItems [Line Items]
Description of Maturity	[1]	12/22 - 08/25
Cost	[1]	$ 175,182
Fair Value	[1]	171,184	830,124
Over 12 months	[1]	$ 171,184
Government Bonds Colombia [Member]
IfrsStatementLineItems [Line Items]
Description of Maturity	[1]	02/24
Fair Value	[1]		504
Government Bonds Mexico [Member]
IfrsStatementLineItems [Line Items]
Description of Maturity	[1]	01/26
Cost	[1]	$ 1,509
Fair Value	[1]	1,382
Over 12 months	[1]	1,382
Government Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Cost	[1]	8,391,023
Fair Value	[1]	8,394,681	6,905,063
Up to 12 months	[1]	2,593,462
Over 12 months	[1]	$ 5,801,219
Corporate Bonds And Other Instruments 1 Debentures [Member]
IfrsStatementLineItems [Line Items]
Description of Maturity		01/23 - 10/70
Up to 12 months		$ 105,581
Cost		810,744
Fair Value		788,948	924
Over 12 months		$ 683,367
Corporate Bonds And Other Instruments 1 Investment Funds [Member]
IfrsStatementLineItems [Line Items]
Description of Maturity		03/24
Cost		$ 302,779
Fair Value		302,779	137,759
Over 12 months		267,252
Fair value no maturity		$ 35,527
Corporate Bonds And Other Instruments 1 Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Description of Maturity		01/23 - 06/23
Cost		$ 446,540
Fair Value		445,531	1,119,682
Up to 12 months		445,531
Corporate Bonds And Other Instruments 1 Real Estate And Agribusiness [Member]
IfrsStatementLineItems [Line Items]
Cost		15,198
Fair Value		15,199
Over 12 months		15,199
Corporate Bonds And Other Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Cost		1,575,261
Fair Value		1,552,457	$ 1,258,365
Over 12 months		965,818
Fair value no maturity		35,527
Up to 12 months		$ 551,112

[1]	Includes US$2,252,464 (US$2,082,519 on December 31, 2021) held by the subsidiaries for regulatory purposes, as required by the Brazilian Central Bank. It also includes Brazilian government securities margins pledged by the Group for transactions on the Brazilian stock exchange in the amount of US$160,485 (US$116,254 on December 31, 2021). Government bonds are classified as Level 1 in the fair value hierarchy, as described in note 26.